BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000
Commitments outstanding to extend credit	0	$ 0
Short-term Debt	$ 807,912	$ 938,425	$ 661,392
Total long-term debt	0.58%	0.44%	0.16%
Short-term debt, rate (as a percent)	0.50%	0.22%	0.17%
Short-term debt, average for the year	$ 880,457	$ 625,674	$ 746,976
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 120,212	$ 89,325	$ 103,192
Total long-term debt	0.12%	0.11%	0.05%
Short-term debt, rate (as a percent)	0.05%	0.07%	0.05%
Short-term debt, average for the year	$ 89,157	$ 73,191	$ 119,795
Short-term debt, maximum month-end balances	122,242	123,374	132,332
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 687,700	$ 849,100	$ 558,200
Total long-term debt	0.66%	0.47%	0.18%
Short-term debt, rate (as a percent)	0.55%	0.24%	0.19%
Short-term debt, average for the year	$ 791,259	$ 552,360	$ 627,181
Short-term debt, maximum month-end balances	$ 1,035,000	$ 849,100	$ 820,500
Short-term Debt [Member]
Short-term Debt [Line Items]
Short-term debt, rate (as a percent)	3.56%	3.30%	0.00%
Short-term debt, average for the year	$ 41	$ 123	$ 0
Short-term debt, maximum month-end balances	$ 0	$ 15,000	$ 0